DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this semi-annual report for the Dreyfus Variable Investment Fund -- Disciplined Stock Portfolio for the six-month period ended June 30, 1998. Your Portfolio produced a total return of 17.78%,* which compares with a total return of 17.72% for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) for the same period.**

ECONOMIC REVIEW

  Fears of Federal Reserve Board tightening appear to have eased due to accumulating evidence of slower overall economic growth since the spring. Monetary tightening has been deterred by the Asian financial crisis. The Fed's main domestic concern is that the tight labor market has begun to fuel faster wage growth across many industries. However, thus far rising wages have still not meant rising prices. Instead, this cost-price mix threatens to further erode corporate profit margins. Market interest rates have already reflected the
slower   economy,   and   the  interest  rate  curve  has  become  quite  flat.

  The shift to slower economic growth this spring is largely due to the drag from Asia's recession, but may well be reinforced this summer by the multiplier impacts of the General Motors strike. Among broader economic factors, the trade deficit has widened sharply due to both weak exports and strong growth in imports. Also, inventories soared earlier this year, potentially creating some drag on future production. However, slowing industrial output has largely been met by shortening the manufacturing work week, not by cutting jobs. Hence, the shift to slower growth has not relieved the tightness in the labor market. Instead, the virtual absence of bad news has left consumers to enjoy the benefits of rising real wages and lower interest rates that, in turn, have boosted spending and home ownership.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by many analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  Virtually all Treasury market interest rates have already fallen near to the floor set by the Federal Funds rate. This implies that further substantial interest rate drops are unlikely unless the economy weakens enough to justify action by the Fed to ease credit.

MARKET OVERVIEW

  Measured broadly, the half-year ended June 30, 1998 was another period of solid advance for the stock market. Yet that general statement did not apply to
all    categories    of    stocks.

  To be sure, the S& P 500 achieved a new record of 17.72% at the end of the six-month period. The Dow Jones Industrial Average (DJIA), while it didn't reach its all-time record, nonetheless gained 14.16% for the six months, closing the half-year above 9000. Small and medium size stocks, however, underperformed the large cap issues. The Standard & Poor's MidCap 400 Index gained just 8.63% for the half-year, and the Russell 2000 index of small cap issues advanced a mere 4.93%.

  The first calendar quarter provided most of the strength for the six months, particularly among the large cap companies. In the April-June quarter, the S&P 500 gained 3.32% and the DJIA 2.15%, while the Russell 2000 actually dropped by 4.66%.

Stock categories that were strongest during the half-year included financials, particularly banks, brokerages, insurance and diversified financial services; technology, especially communications and computer issues; and cyclical consumer stocks such as advertising, airlines, automotive, broadcasting and home construction.

  The weak categories for the period included precious metals, oil drilling and oil field suppliers, and some industrial issues.

Corporate profits dropped sharply from the strong pace of last year. According to the statistical service First Call, profits for stocks in the S&P 500 were expected to show a rise of just 2.3% for the second quarter, compared to 3.8% in the first quarter. Of course there were optimists forecasting a hefty rise in profits for later this year and early 1999, which could potentially propel stock prices upward. Yet most investors seemed preoccupied with the here and now, which included the strike at General Motors plants and the continuing fallout from financial troubles in Japan and Southeast Asia.

  As expected, the Fed at its last meeting made no change in interest rates, even though inflationary pressures are a constant worry for the Fed. The reason for their inaction may well have been the precarious state of some economies elsewhere in the world and the desire not to precipitate a major correction in the U.S. stock market. Even so, the Fed thought it timely to issue a stern warning to banks not to become overextended with unwise loans, which happened in the 1980s.

  Despite warnings like this, and that stock prices are extremely high historically in relation to earnings and cash flow, investors still appeared eager to own equities. Moreover, surveys of consumer sentiment continued to show that the average consumer was more confident about the future than had been the case in a generation.

PORTFOLIO FOCUS

  The competitive ranking of the portfolio was in the twelfth percentile of the Lipper VIP Growth & Income Universe.** Exposure to mid-capitalization stocks and an underweighting in several big-capitalization names that performed well detracted from performance.

  We continue to adhere to our disciplined investment process, which seeks to identify stocks that we believe have a favorable combination of undervaluation and earnings momentum that is exceeding expectations. Our philosophy is that, in seeking consistent high returns we look to construct a portfolio of these stocks in a way that also can manage unnecessary investment risks. Generally, we look to have the Portfolio fully invested and industry- and sector-neutral compared to the S& P 500. The Portfolio is highly diversified as it currently has positions in 199 stocks across ten economic sectors. The 10 largest holdings account for less than 20% of the Portfolio, so Portfolio performance is not overly dependent on any one stock, but is determined by a large number of securities.

  Your confidence in Dreyfus management is greatly appreciated.

               Sincerely,

               [Bert J. Mullins signature logo]

               Bert J. Mullins

               Portfolio Manager

July 14, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks--98.6%                                                                                   Shares            Value
-------------------------------------------------------

                                                                                                    ____________     ____________
            Basic Industries--3.7%  Cytec Industries                                                    5,250  (a)   $   232,31

                                    Dow Chemical                                                        2,550           246,553

                                    duPont (EI) deNemours                                              12,400           925,350

                                    Fort James                                                         15,675           697,537

                                    Lennar                                                              4,650           137,175

                                    Mead                                                                7,100           225,425

                                    Owens-Illinois                                                      2,650  (a)      118,588

                                    PPG Industries                                                      4,800           333,900

                                    Rohm & Haas                                                         2,200           228,662

                                    Sealed Air                                                          1,850  (a)       67,987

                                    Solutia                                                             7,300           209,419

                                    Southdown                                                           4,600           328,325

                                                                                                                  _____________

                                                                                                                      3,751,234

                                                                                                                  _____________


           Capital Spending--23.6%  AGCO                                                                7,700           158,331

                                    AlliedSignal                                                       11,950           530,281

                                    Allied Waste Industries                                             7,100  (a)      170,400

                                    American Power Conversion                                           6,300  (a)      189,000

                                    Cadence Design System                                               6,850  (a)      214,063

                                    Case                                                                6,900           332,925

                                    Caterpillar                                                         4,750           251,156

                                    Cisco Systems                                                      11,650  (a)    1,072,528

                                    Compaq Computer                                                     5,203           147,635

                                    Computer Associates International                                  11,500           638,969

                                    Compuware                                                           4,600  (a)      235,175

                                    Cooper Industries                                                   7,500           412,031

                                    Cordant Technologies                                                5,500           253,688

                                    Dell Computer                                                       5,900  (a)      547,594

                                    EMC                                                                 9,250  (a)      414,516

                                    Eaton                                                               3,850           299,337

                                    First Health Group                                                  6,000  (a)      171,000

                                    General Electric                                                   23,850         2,170,350

                                    Grainger (W.W.)                                                     3,700           184,306

                                    Gulfstream Aerospace                                                6,900  (a)      320,850

                                    HBO & Co.                                                          12,300           433,575

                                    Ingersoll-Rand                                                     10,500           462,656

                                    Intel                                                              18,000         1,334,250

                                    International Business Machines                                    13,450         1,544,228

                                    Interpublic Group Cos.                                              3,800           230,613

                                    Jabil Circuit                                                       6,000  (a)      198,375

                                    Johnson Controls                                                    5,750           328,828

                                    Lexmark International Group, Cl. A                                  4,900  (a)      298,900

                                    Linear Technology                                                   4,050           244,266

                                    Lockheed Martin                                                     2,100           222,337

                                    Lucent Technologies                                                 7,900           657,181

                                    Maxim Integrated Products                                           8,300  (a)      263,006

                                    Microsoft                                                          25,000  (a)    2,709,375

                                    Nokia, ADS                                                          3,800           275,738

                                    Northrop Grumman                                                    3,900           402,187

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                              Shares            Value
-------------------------------------------------------

                                                                                                    ____________     ____________

      Capital Spending (continued)  Omnicom Group                                                       6,200     $     309,225

                                    Oracle                                                              7,100  (a)      174,394

                                    Parametric Technology                                              13,200  (a)      358,050

                                    Parker-Hannifin                                                     6,550           249,719

                                    Pitney Bowes                                                        6,400           308,000

                                    Raychem                                                             3,300            97,556

                                    SCI Systems                                                         4,000  (a)      150,500

                                    Storage Technology                                                  7,100  (a)      307,963

                                    Stratus Computer                                                    4,700  (a)      118,969

                                    Sun Microsystems                                                    5,900  (a)      256,281

                                    Symantec                                                            8,550  (a)      223,369

                                    Tellabs                                                             6,450  (a)      461,981

                                    Tyco International                                                 17,900         1,127,700

                                    U.S. Filter                                                         5,700  (a)      159,956

                                    United Technologies                                                 7,350           679,875

                                    Xerox                                                               6,550           665,644

                                                                                                                  _____________

                                                                                                                     23,968,832

                                                                                                                  _____________


          Consumer Cyclical--12.9%  American Greetings, Cl. A                                           3,550           180,828

                                    Borders Group                                                       6,000  (a)      222,000

                                    Callaway Golf                                                       6,900           135,844

                                    Carnival, Cl. A                                                     7,400           293,225

                                    Chancellor Media                                                    4,700  (a)      233,384

                                    Chrysler                                                            7,000           394,625

                                    Disney (Walt)                                                       7,100           745,944

                                    Federated Department Stores                                        10,600  (a)      570,412

                                    Ford Motor                                                         19,400         1,144,600

                                    Gannett                                                             5,050           358,866

                                    Gap                                                                14,800           912,050

                                    Jones Apparel Group                                                 7,500  (a)      274,219

                                    King World Productions                                              7,100  (a)      181,050

                                    Lear                                                                5,800  (a)      297,613

                                    Liz Claiborne                                                       6,150           321,337

                                    Magna International, Cl. A                                          4,150           284,794

                                    Marriott International, Cl. A                                      11,400           369,075

                                    New York Times, Cl. A                                               5,700           451,725

                                    News, ADS                                                          13,700           440,113

                                    Penney (J.C.)                                                       8,000           578,500

                                    Philips Electronics                                                 2,250           191,250

                                    Proffitt's                                                          4,900  (a)      197,838

                                    Promus Hotel                                                        4,739  (a)      182,451

                                    Reynolds & Reynolds, Cl. A                                          8,700           158,231

                                    Safeway                                                            17,200  (a)      699,825

                                    Sears, Roebuck                                                      5,900           360,269

                                    TJX Cos.                                                           26,300           634,487

                                    Tribune                                                             6,700           461,044

                                    Valassis Communications                                             4,000  (a)      154,250

                                    Wal-Mart Stores                                                    27,250         1,655,437

                                                                                                                  _____________

                                                                                                                     13,085,286

                                                                                                                  _____________


DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                              Shares            Value
-------------------------------------------------------

                                                                                                   ____________      ____________

           Consumer Staples--10.5%  Bestfoods                                                           4,400     $     255,475

                                    Coca-Cola                                                          29,550         2,526,525

                                    Colgate-Palmolive                                                   4,050           356,400

                                    Dial                                                                9,500           246,406

                                    Dole Food                                                           5,750           285,703

                                    Gillette                                                           14,200           804,963

                                    Hershey Foods                                                       4,450           307,050

                                    Interstate Bakeries                                                 6,300           209,081

                                    Newell                                                              4,100           204,231

                                    Panamercian Beverages, Cl. A                                        6,300           198,056

                                    PepsiCo                                                            20,600           848,463

                                    Philip Morris Cos.                                                 23,850           939,094

                                    Procter & Gamble                                                   19,550         1,780,272

                                    Ralston-Purina Group                                                3,900           455,569

                                    Suiza Foods                                                         3,100  (a)      185,031

                                    Unilever N.V.                                                      14,200         1,120,912

                                                                                                                  _____________

                                                                                                                     10,723,231

                                                                                                                  _____________


                      Energy--7.7%  Ashland                                                             4,200           216,825

                                    British Petroleum, ADS                                              7,750           683,938

                                    Chevron                                                            10,550           876,309

                                    Coastal                                                             6,850           478,216

                                    Columbia Energy Group                                               6,125           340,703

                                    Cooper Cameron                                                      4,100  (a)      209,100

                                    Diamond Offshore Drilling                                           3,100           124,000

                                    El Paso Natural Gas                                                 4,000           153,000

                                    Exxon                                                              17,600         1,255,100

                                    Halliburton                                                         5,750           256,234

                                    Kerr-McGee                                                          3,300           190,988

                                    Noble Drilling                                                      6,550  (a)      157,609

                                    Phillips Petroleum                                                  7,600           366,225

                                    Royal Dutch Petroleum, ADR                                          7,900           433,019

                                    Texaco                                                             10,550           629,703

                                    Tosco                                                               7,000           205,625

                                    USX-Marathon Group                                                  9,600           329,400

                                    Unocal                                                             11,400           407,550

                                    Valero Energy                                                       7,100           236,075

                                    YPF Sociedad Anonima, ADS                                           7,600           228,475

                                                                                                                  _____________

                                                                                                                      7,778,094

                                                                                                                  _____________


                Health Care--11.6%  American Home Products                                             19,800         1,024,650

                                    Becton, Dickinson                                                   5,450           423,056

                                    Biogen                                                              4,400  (a)      215,600

                                    Boston Scientific                                                   7,300  (a)      522,863

                                    Bristol-Myers Squibb                                               13,750         1,580,391

                                    Centocor                                                            5,200  (a)      188,500

                                    Dura Pharmaceuticals                                                8,700  (a)      194,663

                                    Elan, ADS                                                           5,150  (a)      331,209

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                              Shares            Value
-------------------------------------------------------

                                                                                                    ____________     ____________

           Health Care (continued)  Guidant                                                             5,650     $     402,916

                                    HEALTHSOUTH                                                        11,500  (a)      306,906

                                    Johnson & Johnson                                                  10,750           792,812

                                    Lilly (Eli)                                                        16,400         1,083,425

                                    Merck & Co.                                                         6,050           809,187

                                    Pfizer                                                             14,450         1,570,534

                                    Schering-Plough                                                    12,550         1,149,894

                                    Warner-Lambert                                                     14,050           974,719

                                    Wellpoint Health Networks                                           2,650  (a)      196,100

                                                                                                                  _____________

                                                                                                                     11,767,425

                                                                                                                  _____________


         Interest Sensitive--17.6%  ACE                                                                 7,900           308,100

                                    Ahmanson (H F) & Co.                                                5,250           372,750

                                    Allstate                                                            7,750           709,609

                                    Ambac Financial Group                                               5,650           330,525

                                    American General                                                    4,100           291,869

                                    Associates First Capital, Cl. A                                     6,446           495,536

                                    Banc One                                                           16,780           936,534

                                    BankAmerica                                                        20,850         1,802,222

                                    BankBoston                                                          6,880           382,700

                                    Bankers Trust                                                       4,050           470,053

                                    Bear Stearns Cos.                                                   4,558           259,236

                                    CIGNA                                                               3,350           231,150

                                    Chase Manhattan                                                    14,200         1,072,100

                                    Countrywide Credit Industries                                       6,450           327,338

                                    Fannie Mae                                                         16,300           990,225

                                    First Chicago NBD                                                  11,950         1,059,069

                                    First Union                                                         4,915           286,289

                                    Fleet Financial Group                                               8,150           680,525

                                    Hartford Financial Services Group                                   4,900           560,438

                                    Merrill Lynch                                                       7,650           705,712

                                    Morgan Stanley Dean Witter                                         12,300         1,123,913

                                    Old Republic International                                          8,125           238,164

                                    PMI Group                                                           3,150           231,131

                                    PNC Bank                                                           17,700           952,481

                                    Progressive                                                         2,000           282,000

                                    SLM Holding                                                         5,000           245,000

                                    SouthTrust                                                         15,400           669,900

                                    Summit Bancorp                                                      9,250           439,375

                                    SunAmerica                                                          6,150           353,241

                                    Torchmark                                                           5,500           251,625

                                    Travelers Group                                                    13,181           799,098

                                                                                                                  _____________

                                                                                                                     17,857,908

                                                                                                                  _____________


            Mining And Metals--.7%  Aluminum Co. of America                                             6,200           408,812

                                    Martin Marietta Materials                                           3,600           162,000

                                    USX-U.S. Steel Group                                                4,950           163,350

                                                                                                                  _____________

                                                                                                                        734,162

                                                                                                                  _____________

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                              Shares            Value
-------------------------------------------------------

                                                                                                    ____________    ____________

              Transportation--1.3%  Burlington Northern Santa Fe                                        2,700     $     265,106

                                    Canadian National Railway                                           8,000           227,000

                                    Canadian Pacific                                                    5,800           308,125

                                    US Airways Group                                                    6,750  (a)      534,938

                                                                                                                  _____________

                                                                                                                      1,335,169

                                                                                                                  _____________


                  Utilities--9.0%   Ameritech                                                          21,200           951,350

                                    Bell Atlantic                                                      23,284         1,062,333

                                    BellSouth                                                          19,900         1,335,788

                                    CMS Energy                                                          5,350           235,400

                                    Cable & Wireless, ADS                                               5,850           215,719

                                    Energy East                                                         7,000           291,375

                                    FirstEnergy                                                         7,342           225,766

                                    Florida Progress                                                   10,500           431,812

                                    GPU                                                                10,500           397,031

                                    Pinnacle West Capital                                               5,150           231,750

                                    Qwest Communications International                                 11,711  (a)      408,427

                                    SBC Communications                                                 26,700         1,068,000

                                    Telefonos de Mexico, Cl. L,  ADS                                   11,000           528,687

                                    Texas Utilities                                                    13,950           580,669

                                    WorldCom                                                           25,350  (a)    1,227,891

                                                                                                                  _____________

                                                                                                                      9,191,998

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                          (cost $85,690,629)                                                       $100,193,339

                                                                                                                  _____________



                                                                                                   Principal

Short-Term Investments--.9%                                                                          Amount
-------------------------------------------------------

                                                                                                _____________

              U.S. Treasury Bills:  4.88%, 9/17/98                                            $      309,000     $      305,731

                                    4.88%, 9/24/98                                                   197,000            194,748

                                    4.95%, 10/1/98                                                   102,000            100,704

                                    4.97%, 10/8/98                                                   349,000            344,229

                                                                                                                  _____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                          (cost $945,403)                                                         $     945,412

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $86,636,032)                                                                    99.5%      $101,138,751

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET)                                                                                .5%     $     507,286

                                                                                                      _______     _____________


NET ASSETS                                                                                             100.0%      $101,646,037

                                                                                                      _______     _____________




Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost              Value

                                                                                               _____________      _____________
ASSETS:                          Investments in securities--See Statement of Investments        $ 86,636,032       $101,138,751

                                 Cash                                                                                   815,891

                                 Dividends receivable                                                                    87,547

                                 Prepaid expenses                                                                           249

                                                                                                                  _____________

                                                                                                                    102,042,438

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                           59,203

                                 Payable for investment securities purchased                                            297,566

                                 Accrued expenses                                                                        39,632

                                                                                                                  _____________

                                                                                                                        396,401

                                                                                                                  _____________


NET ASSETS                                                                                                         $101,646,037

                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital                                                                   $ 83,629,826

                                 Accumulated undistributed investment income--net                                       350,766

                                 Accumulated net realized gain (loss) on investments                                  3,162,726

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4                                                            14,502,719

                                                                                                                  _____________

NET ASSETS                                                                                                         $101,646,037

                                                                                                                  _____________



SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED)                                        4,743,635


NET ASSET VALUE, offering and redemption price per share                                                                 $21.43

                                                                                                                       ________











                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME:                          Cash dividends (net of $5,863 foreign taxes
                                    withheld at source)                                    $    670,325

                                 Interest                                                        35,936

                                                                                          _____________

                                        Total Income                                                              $   706,261

EXPENSES:                        Investment advisory fee--Note 3(a)                             284,840

                                 Custodian fees--Note 3(a)                                       34,903

                                 Professional fees                                               14,108

                                 Registration fees                                               10,969

                                 Prospectus and shareholders' reports                             5,684

                                 Trustees' fees and expenses--Note 3(b)                             563

                                 Shareholder servicing costs                                        281

                                 Loan commitment fees--Note 2                                       125

                                 Miscellaneous                                                      833

                                                                                          _____________

                                        Total Expenses                                                                352,306

                                                                                                                _____________


INVESTMENT INCOME--NET                                                                                                353,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments                   $  3,224,622

                                 Net unrealized appreciation (depreciation) on
                                    investments                                               8,012,954

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                             11,237,576

                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $11,591,531

                                                                                                                _____________









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Six Months Ended

                                                                                          June 30, 1998        Year Ended

                                                                                           (Unaudited)      December 31, 1997

                                                                                         _______________     _______________

OPERATIONS:
   Investment income--net                                                                $       353,955      $      220,862

   Net realized gain (loss) on investments                                                     3,224,622           2,955,540

   Net unrealized appreciation (depreciation) on investments                                   8,012,954           4,683,939

                                                                                           _____________       _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations                        11,591,531           7,860,341

                                                                                           _____________       _____________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net                                                                       (18,610)           (205,441)

   Net realized gain on investments                                                            (428,014)         (2,668,497)

                                                                                           _____________       _____________

       Total Dividends                                                                         (446,624)         (2,873,938)

                                                                                           _____________       _____________


BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold                                                              38,232,921          35,868,353

   Dividends reinvested                                                                          446,623           2,860,437

   Cost of shares redeemed                                                                   (1,495,158)         (8,120,915)

                                                                                           _____________       _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions                37,184,386          30,607,875

                                                                                           _____________       _____________

          Total Increase (Decrease) in Net Assets                                             48,329,293          35,594,278


NET ASSETS:

   Beginning of Period                                                                        53,316,744          17,722,466

                                                                                           _____________       _____________

   End of Period                                                                            $101,646,037        $ 53,316,744

                                                                                           _____________       _____________


UNDISTRIBUTED INVESTMENT INCOME--NET                                                     $       350,766    $         15,421

                                                                                           _____________       _____________


                                                                                               Shares              Shares

                                                                                           _____________       _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold                                                                                 1,884,345           2,064,026

   Shares issued for dividends reinvested                                                         21,431             163,038

   Shares redeemed                                                                              (75,846)           (511,901)

                                                                                           _____________       _____________

       Net Increase (Decrease) in Shares Outstanding                                           1,829,930           1,715,163

                                                                                           _____________       _____________








                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.


                                                                               Six Months Ended

                                                                                June 30, 1998         Year Ended December 31,

                                                                                                     _______________________
PER SHARE DATA:                                                                  (Unaudited)            1997        1996(1)

                                                                                 ___________           _______      _______
   Net asset value, beginning of period                                             $18.30              $14.79       $12.50

                                                                                   _______             _______      _______

   Investment Operations:

   Investment income--net                                                              .07                 .08          .07

   Net realized and unrealized gain (loss) on investments                             3.19                4.53         2.29

                                                                                   _______             _______      _______

   Total from Investment Operations                                                   3.26                4.61         2.36

                                                                                   _______             _______      _______

   Distributions:

   Dividends from investment income--net                                              (.01)               (.08)        (.07)

   Dividends from net realized gain on investments                                    (.12)              (1.02)          --

                                                                                   _______             _______      _______

   Total Distributions                                                                (.13)              (1.10)        (.07)

                                                                                   _______             _______      _______

   Net asset value, end of period                                                   $21.43              $18.30       $14.79

                                                                                   ______              ______       _______



TOTAL INVESTMENT RETURN                                                              17.78%(2)           31.51%       18.86%(2,3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                                             .46%(2)            1.02%         .80%(2)

   Ratio of net investment income to average net assets                                .46%(2)             .68%         .72%(2)

   Decrease reflected in above expense ratios
       due to undertakings by The Dreyfus Corporation                                   --                  --          .16%(2)

   Portfolio Turnover Rate                                                           22.62%(2)           79.74%       30.62%(2)

   Net Assets, end of period (000's Omitted)                                      $101,646             $53,317      $17,722

------------

(1) From April 30, 1996 (commencement of operations) to December 31, 1996.

(2) Not annualized.

(3) Calculated based on net asset value on the close of business on May 1, 1996
(commencement of initial offering) to December 31, 1996.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company, operating as a series company currently offering thirteen series, including the Disciplined Stock Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custodian agreement, the Series received net earnings credits of $2,340 during the period ended June 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Series participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Series has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Series at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1998, the Series did not borrow under the Facility.

NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly.

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended June 30, 1998, the Series was charged $34,903 pursuant to the custody agreement.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(C) During the period ended June 30, 1998, the Series incurred total brokerage commissions of $64,077 of which $27,602 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank Corporation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1998, amounted to $53,877,078 and $17,150,963, respectively.

  At  June  30, 1998, accumulated net unrealized appreciation on investments was
$14,502,719,   consisting  of  $15,959,332  gross  unrealized  appreciation  and
$1,456,613 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



(reg.tm)

                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

DISCIPLINED STOCK PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              150SA986

Variable

Investment Fund,

DISCIPLINED STOCK

PORTFOLIO

Semi-Annual

Report

June 30, 1998